DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	7 years
Warehouse equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Computers and small tools
Property, Plant and Equipment [Line Items]
Useful life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	7 years
Capital lease asset
Property, Plant and Equipment [Line Items]
Useful life	7 years
Software development
Property, Plant and Equipment [Line Items]
Useful life	4 years